                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                     811-2715

Exact name of registrant as specified in charter:       Delaware Group State Tax Free Income Trust

Address of principal executive offices:                 2005 Market Street
                                                        Philadelphia, PA 19103

Name and address of agent for service:                  David F. Connor, Esq.
                                                        2005 Market Street
                                                        Philadelphia, PA 19103

Registrant's telephone number, including area code:     (800) 523-1918

Date of fiscal year end:                                February 28

Date of reporting period:                               November 30, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)
DELAWARE TAX-FREE PENNSYLVANIA FUND
NOVEMBER 30, 2005

                                                                                                     PRINCIPAL            MARKET
                                                                                                     AMOUNT               VALUE
MUNICIPAL BONDS - 97.80%
Airport Revenue Bonds - 2.45%
Allegheny County Airport Revenue (Pittsburgh International Airport Project) Series A
   5.75% 1/1/14 (MBIA) (AMT)                                                                         $ 6,910,000        $ 7,487,331
Lehigh Northampton Airport Authority Revenue (Lehigh Valley Airport Project) Series A
   6.00% 5/15/25 (MBIA) (AMT)                                                                          1,525,000          1,637,118
   6.00% 5/15/30 (MBIA) (AMT)                                                                          2,700,000          2,898,504
Philadelphia Authority for Industrial Development Revenue (Sub-Air Cargo Project) Series A
   7.50% 1/1/25 (AMT)                                                                                  2,500,000          2,665,350
                                                                                                                       ------------
                                                                                                                         14,688,303
                                                                                                                       ------------
Continuing Care/Retirement Revenue Bonds - 2.47%
Bucks County Industrial Development Authority Multi-Family County-Guaranteed
   (New Hope Manor Project) Series A
   5.40% 3/1/22 (AMT)                                                                                  1,265,000          1,307,365
   5.50% 3/1/41 (AMT)                                                                                  5,340,000          5,481,883
Delaware County Industrial Development Authority Revenue Care Institute
   (Main Line Care Institute Project) 9.00% 8/1/31                                                     1,782,389          1,705,033
Lancaster County Hospital Authority Revenue Health Center (Willow Valley Retirement Project)
   5.875% 6/1/31                                                                                       2,100,000          2,198,700
Lancaster Industrial Development Authority Revenue (Garden Spot Village Project) Series A
   7.625% 5/1/31                                                                                       1,650,000          1,797,362
Philadelphia Authority for Industrial Development Revenue
   (Germantown Senior Living Presbyterian Homes Project) Series A 5.625% 7/1/35                        2,295,000          2,307,508
                                                                                                                       ------------
                                                                                                                         14,797,851
                                                                                                                       ------------
Corporate-Backed Revenue Bonds - 8.79%
Allegheny County Industrial Development Authority Revenue Environmental Improvement Revenue
   (USX Corporation Project) 5.50% 12/1/29                                                            13,000,000         13,440,050
Beaver County Industrial Development Authority Pollution Control Revenue
   (Atlantic Richfield Co. Project) 5.95% 7/1/21                                                       5,100,000          5,269,065
Bucks County Industrial Development Authority Environmental Improvement Revenue
   (USX Corporation Project) 5.40% 11/1/17                                                             2,250,000          2,410,403
Dauphin County Industrial Development Authority Water Development Revenue
   (Dauphin Consolidated Water Supply Project) Series B 6.70% 6/1/17                                   1,750,000          2,105,880
Delaware County Industrial Development Authority Water Facilities Revenue
   (Philadelphia Suburban Water Project) 6.00% 6/1/29 (FGIC) (AMT)                                     3,000,000          3,227,040
Luzerne County Industrial Development Authority (American Water Co. Project) Series A
   5.10% 9/1/34 (AMBAC) (AMT)                                                                         15,000,000         15,334,650
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
   (Proctor & Gamble Paper Project) 5.375% 3/1/31 (AMT)                                               10,000,000         10,827,800
                                                                                                                       ------------
                                                                                                                         52,614,888
                                                                                                                       ------------
Escrowed to Maturity Bonds - 7.06%
Delaware County Authority Revenue Health Facilities (Mercy Health Corporation Project)
   6.00% 12/15/26                                                                                      3,500,000          3,637,690
Pennsylvania State Higher Educational Facilities Authority College & University Revenues
   (University of the Arts Project) 5.20% 3/15/25 (RADIAN)                                             4,490,000          4,657,881
Philadelphia Authority for Industrial Development Commercial Revenue
   (Girard Estates Facilities Leasing Project) 5.00% 5/15/27                                           4,500,000          4,574,430
Philadelphia Hospitals & Higher Education Facilities Authority Hospital Revenue
   (Presbyterian Medical Center Project) 6.65% 12/1/19                                                13,000,000         15,713,881
Pittsburgh Water & Sewer Authority Revenue (Crossover Refunding Projects) 7.25% 9/1/14 (FGIC)          8,355,000          9,679,351
Pottsville School District 9.375% 5/1/06 (AMBAC)                                                         105,000            107,673
Southcentral General Authority Revenue (Wellspan Health Obligated Project)
   5.625% 5/15/26                                                                                      3,610,000          3,933,203
                                                                                                                       ------------
                                                                                                                         42,304,109
                                                                                                                       ------------
Higher Education Revenue Bonds - 16.84%
Allegheny County Higher Education Building Authority Revenue
   (Carnegie Mellon University Project) 5.25% 3/1/32                                                   1,900,000          1,982,574
   (Chatham College Project)
   Series A 5.85% 3/1/22                                                                                 650,000            677,352
   Series A 5.95% 3/1/32                                                                               1,000,000          1,034,870
   Series B 5.75% 11/15/35                                                                             4,000,000          4,183,960
Delaware County Authority College Revenue
   (Eastern College Project) Series B
   5.50% 10/1/19                                                                                       4,175,000          4,267,936
   5.50% 10/1/24                                                                                       2,850,000          2,903,438
   (Haverford College Project) 5.75% 11/15/29                                                          1,875,000          2,046,619
Erie County Higher Education Building Authority College Revenue (Mercyhurst College Project)
   Series B 5.00% 3/15/23                                                                                750,000            752,468

                                                                                                     PRINCIPAL            MARKET
                                                                                                     AMOUNT               VALUE
Lehigh County General Purpose Authority Revenue (Desales University Project)
   5.125% 12/15/23 (RADIAN)                                                                            5,000,000          5,150,200
Lycoming County Authority College Revenue (Pennsylvania College of Technology Project)
   5.375% 7/1/30 (AMBAC)                                                                               5,000,000          5,301,600
Montgomery County Higher Education & Health Authority College Revenue
   (Arcadia University Project) 5.85% 4/1/21 (Connie Lee)                                              5,465,000          5,617,310
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
   (Drexel University Project) Series A
   5.20% 5/1/29                                                                                        1,500,000          1,545,240
   5.20% 5/1/32                                                                                        1,000,000          1,027,720
   (Lafayette College Project) 6.00% 5/1/30                                                            2,500,000          2,723,100
   (Philadelphia University Project) 6.00% 6/1/29 (RADIAN)                                             1,800,000          1,930,518
   (Slippery Rock University Foundation) Series A 5.00% 7/1/37 (XLCA)                                 11,155,000         11,432,089
   (Thomas Jefferson University Project) 5.00% 1/1/29                                                  5,000,000          5,104,400
   (Trustees University) Series C 5.00% 7/15/38                                                        6,000,000          6,196,440
   (Ursinus College) 5.125% 1/1/33 (RADIAN)                                                            2,000,000          2,038,280
   (Widener University) 5.00% 7/15/39                                                                  7,915,000          7,934,312
Pennsylvania State Public School Authority (Lehigh Career & Technical Institute Project)
   5.125% 10/1/28 (FGIC)                                                                               2,800,000          2,917,012
Philadelphia Hospitals & Higher Educational Facilities Authority College Revenue
   (Chestnut Hill College Project) 6.00% 10/1/29                                                       4,360,000          4,442,142
Philadelphia Redevelopment Authority Revenue (Beech Student Housing Complex Project)
   5.50% 7/1/35 (ACA)                                                                                  1,500,000          1,550,070
   5.625% 7/1/28 (ACA)                                                                                 1,000,000          1,049,200
Swarthmore Borough Authority College Revenue (Swarthmore College Project) 5.00% 9/15/31               15,000,000         15,312,449
West Cornwall Township Municipal Authority College Revenue (Elizabethtown College Project)
   6.00% 12/15/27                                                                                      1,615,000          1,708,186
                                                                                                                       ------------
                                                                                                                        100,829,485
                                                                                                                       ------------
Hospital Revenue Bonds - 11.41%
Allegheny County Hospital Development Authority (Ohio Valley General Hospital Project)
   Series A 5.125% 4/1/35                                                                              1,750,000          1,737,785
Berks County Municipal Authority Revenue (Health Care Reading Hospital Pooled Financing Project)
   5.00% 3/1/28                                                                                       11,750,000         11,877,840
Chester County Health & Educational Facilities Authority Health System Revenue
   (Jefferson Health Systems Project) Series B 5.375% 5/15/27                                         14,270,000         14,692,248
Lancaster County Hospital Revenue (General Hospital Project) 5.50% 3/15/26                             3,000,000          3,128,010
Monroe County Hospital Authority Revenue (Pocono Medical Center Project) 6.00% 1/1/43                  6,710,000          7,100,254
Montgomery County Higher Education & Health Authority Hospital Revenue
   (Abington Memorial Hospital) Series A 5.125% 6/1/32                                                 4,600,000          4,671,530
   (Catholic Health Systems East) Series C 5.50% 11/15/24                                              1,150,000          1,217,045
Mount Lebanon Hospital Authority (St. Clair Memorial Hospital Project) Series A 5.625% 7/1/32          4,500,000          4,687,965
Pennsylvania Economic Development Financing Authority Revenue
   (Dr. Gertrude A. Barber Center, Inc. Project) 5.90% 12/1/30 (RADIAN)                                2,250,000          2,415,218
Pennsylvania State Higher Education Facilities Authority Revenue (UPMC Health Systems Project)
   Series A 6.00% 1/15/31                                                                             10,000,000         10,837,500
St. Mary Hospital Authority Health System Revenue (Catholic Helath East) Series B 5.375% 11/15/34      5,750,000          5,983,220
                                                                                                                       ------------
                                                                                                                         68,348,615
                                                                                                                       ------------
Investor Owned Utilities Revenue Bonds - 4.26%
Cambria County Industrial Development Authority Pollution Control Revenue
   Series A 5.80% 11/1/20 (MBIA)                                                                       4,000,000          4,087,640
   Series B 6.05% 11/1/25 (MBIA) (AMT)                                                                 9,700,000          9,912,915
Carbon County Industrial Development Authority Resource Recovery (Panther Creek Partners Project)
   6.65% 5/1/10 (AMT)                                                                                  7,790,000          8,346,518
Indiana County Industrial Development Authority Pollution Control Revenue
   (PSE&G Power Project) 5.85% 6/1/27 (AMT)                                                            3,000,000          3,141,270
                                                                                                                       ------------
                                                                                                                         25,488,343
                                                                                                                       ------------
Municipal Lease Revenue Bonds - 4.22%
Philadelphia Authority for Industrial Development Lease Revenue Series B 5.25% 10/1/30 (FSA)           4,510,000          4,724,451
Philadelphia Redevelopment Authority Revenue (Neighborhood Transformation) Series C
   5.00% 4/15/31 (FGIC)                                                                                4,000,000          4,122,080
Puerto Rico Public Buildings Authority Revenue (Government Facilities) Series I 5.25% 7/1/33          16,000,000         16,399,200
                                                                                                                       ------------
                                                                                                                         25,245,731
                                                                                                                       ------------
Parking Revenue Bonds - 0.80%
Pennsylvania Economic Development Financing Authority Revenue
   (30th Street Station Garage Project) 5.875% 6/1/33 (ACA) (AMT)                                      4,500,000          4,770,000
                                                                                                                       ------------
                                                                                                                          4,770,000
                                                                                                                       ------------
Political Subdivision General Obligation Bonds - 0.34%
Lancaster County Series A 5.00% 11/1/27 (FGIC)                                                         2,000,000          2,057,960
                                                                                                                       ------------
                                                                                                                          2,057,960
                                                                                                                       ------------
Ports & Harbors Revenue Bonds - 1.77%
Delaware River Port Authority (Pennsylvania and New Jersey Port District Project) Series B
   5.70% 1/1/21 (FSA)                                                                                  8,560,000          9,202,085
Erie Western Pennsylvania Port Authority General Revenue 6.25% 6/15/10 (AMT)                           1,365,000          1,419,764
                                                                                                                       ------------
                                                                                                                         10,621,849
                                                                                                                       ------------
ss.Pre-Refunded Bonds - 10.55%
Abington School District 6.00% 5/15/26-06 (FGIC)                                                       6,000,000          6,077,580
Chester (Guaranteed Host Community Project) 7.25% 12/1/05-05                                           1,785,000          1,785,196

                                                                                                     PRINCIPAL            MARKET
                                                                                                     AMOUNT               VALUE
Erie Water Authority Revenue Series A 5.125% 12/1/25-11 (MBIA)                                         4,000,000          4,318,160
Harrisburg Authority Office & Parking Revenue Series A 6.00% 5/1/19-08                                 7,500,000          7,956,525
Indiana County Industrial Development Authority Revenue (Student Co-op Association, Inc. Project)
   Series A
   5.875% 11/1/24-06 (AMBAC)                                                                           1,000,000          1,023,830
   5.875% 11/1/29-06 (AMBAC)                                                                           1,000,000          1,023,830
Norwin School District 6.00% 4/1/30-10 (FGIC)                                                          2,000,000          2,187,220
Pennsylvania State Higher Education Assistance Agency Capital Acquisition 5.875% 12/15/30-10 (MBIA)    7,385,000          8,176,155
Pennsylvania State Higher Educational Facilities Authority College & University Revenue
   (Ursinus College Project) 5.90% 1/1/27-07                                                           1,000,000          1,046,990
Pennsylvania State Higher Educational Facilities Authority Revenue (Drexel University Project)
   6.00% 5/1/29-09                                                                                     3,000,000          3,239,430
Pennsylvania State Turnpike Commission Series F
   5.00% 7/15/31-11 (AMBAC)                                                                            1,000,000          1,077,530
   5.00% 7/15/41-11 (AMBAC)                                                                            1,600,000          1,724,048
Philadelphia Authority for Industrial Development Revenue
   (Stapeley Hall Germantown Continuing Care Community Project) 6.60% 1/1/16-07                        5,250,000          5,465,145
Southcentral General Authority Revenue (Wellspan Health Obligated)
   5.625% 5/15/26-11                                                                                  16,390,000         18,061,780
                                                                                                                       ------------
                                                                                                                         63,163,419
                                                                                                                       ------------
Public Utility District Revenue Bonds - 0.33%
^Philadelphia Gas Works Revenue Capital Appreciation Series C 6.884% 1/1/12 (AMBAC)                    2,500,000          1,962,175
                                                                                                                       ------------
                                                                                                                          1,962,175
                                                                                                                       ------------
School District General Obligation Bonds - 2.28%
Canon McMillan School District Series B 5.25% 12/1/34 (FGIC)                                           3,580,000          3,771,602
Greater Johnstown School District Series C 5.125% 8/1/25 (MBIA)                                        7,500,000          7,814,775
McGuffey School District 5.125% 8/1/31 (FGIC)                                                          2,000,000          2,094,200
                                                                                                                       ------------
                                                                                                                         13,680,577
                                                                                                                       ------------
School District Revenue Bonds - 0.86%
Pennsylvania Economic Development Financing Authority School Revenue
   (Germantown Friends School Project) 5.35% 8/15/31                                                   2,820,000          2,921,210
Pennsylvania State Public School Building Authority (Lehigh Career & Technical Institute Project)
   5.25% 10/1/32 (FGIC)                                                                                2,140,000          2,250,809
                                                                                                                       ------------
                                                                                                                          5,172,019
                                                                                                                       ------------
Single Family Housing Revenue Bonds - 3.56%
Allegheny County Residential Finance Authority Mortgage Revenue
   Series II-2 5.90% 11/1/32 (GNMA) (AMT)                                                                925,000            962,213
   Series KK-2 5.40% 5/1/26 (GNMA) (AMT)                                                               2,605,000          2,679,060
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
   Series 66A 5.65% 4/1/29 (AMT)                                                                       3,765,000          3,867,370
   Series 70A 5.90% 4/1/31 (AMT)                                                                       8,250,000          8,507,070
   Series 72A 5.35% 10/1/31 (AMT)                                                                      5,190,000          5,293,800
                                                                                                                       ------------
                                                                                                                         21,309,513
                                                                                                                       ------------
Tax Increment/Special Assessment Bonds - 0.98%
Allegheny County Redevelopment Authority
   (Pittsburgh Mills Project) 5.60% 7/1/23                                                             2,000,000          2,075,120
   (Waterfront Project) Series B
   6.00% 12/15/10                                                                                      1,000,000          1,080,760
   6.40% 12/15/18                                                                                      2,500,000          2,724,375
                                                                                                                       ------------
                                                                                                                          5,880,255
                                                                                                                       ------------
Territorial Revenue Bonds - 2.79%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue
   Series G 5.00% 7/1/33                                                                               3,000,000          2,982,090
   Series G 5.00% 7/1/42                                                                               5,000,000          4,917,250
   Series J 5.00% 7/1/34                                                                               3,550,000          3,525,789
Puerto Rico Commonwealth Infrastructure Financing Authority Tax Revenue Series B 5.00% 7/1/41          5,350,000          5,264,935
                                                                                                                       ------------
                                                                                                                         16,690,064
                                                                                                                       ------------
Transportation Revenue Bonds - 0.90%
Pennsylvania Economic Development Financing Authority Facilities Revenue (Amtrak Project)
   Series A 6.375% 11/1/41 (AMT)                                                                       5,000,000          5,384,300
                                                                                                                       ------------
                                                                                                                          5,384,300
                                                                                                                       ------------
Turnpike/Toll Road Revenue Bonds - 2.32%
Delaware River Toll Bridge 5.00% 7/1/28                                                                3,000,000          3,068,280
Pennsylvania State Turnpike Commission
   Series A 5.00% 12/1/34 (AMBAC)                                                                      8,000,000          8,272,480
   Series R 5.00% 12/1/30 (AMBAC)                                                                      2,500,000          2,584,075
                                                                                                                       ------------
                                                                                                                         13,924,835
                                                                                                                       ------------
Waste Disposal Revenue Bonds - 0.11%
Chester Resource Recovery (Guaranteed Host Community Project) 7.25% 12/1/05                              655,000            655,026
                                                                                                                       ------------
                                                                                                                            655,026
                                                                                                                       ------------
Water & Sewer Revenue Bonds - 12.71%
Allegheny County Pennsylvania Sanitation Authority Series A 5.00% 12/1/30 (MBIA)                       2,500,000          2,598,775
&First Albany Corporation Municipal Trusts Inverse Floater 5.69% 12/15/14 (AMBAC)                     46,500,000         52,457,579
Philadelphia Water & Waste Revenue 5.00% 7/1/35 (FSA)                                                  5,000,000          5,163,200
Pittsburgh Water & Sewer Authority Revenue First Lien
   5.00% 9/1/29 (MBIA)                                                                                 2,210,000          2,288,367
   5.125% 12/1/31 (AMBAC)                                                                             10,000,000         10,400,400
Westmoreland Municipal Authority Service Revenue 5.25% 8/15/28 (FSA)                                   3,000,000          3,203,190
                                                                                                                       ------------
                                                                                                                         76,111,511
TOTAL MUNICIPAL BONDS (COST $547,549,721)                                                                               585,700,828
                                                                                                                       ------------

                                                                                                     PRINCIPAL            MARKET
                                                                                                     AMOUNT               VALUE
SHORT-TERM INVESTMENTS - 1.43%
oVariable Rate Demand Notes - 1.43%
Chester County Industrial Development Authority Revenue (Archdiocese of Philadelphia)
   2.98% 7/1/31 (LOC - Wachovia Bank N.A.)                                                             5,550,000          5,550,000
University of Pittsburgh 2.97% 9/15/24 (SPA - Depfa Bank PLC)                                          3,000,000          3,000,000
                                                                                                                       ------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $8,550,000)                                                                        8,550,000
                                                                                                                       ------------

TOTAL MARKET VALUE OF SECURITIES - 99.23%
   (cost $556,099,721)                                                                                                  594,250,828
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES) - 0.77%                                                       4,602,878
NET ASSETS APPLICABLE TO 74,520,283 SHARES OUTSTANDING - 100.00%                                                       $598,853,706

&An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of November 30, 2005. See Note 3 in "Notes."

^Zero coupon security. The rate shown is the yield at the time of purchase.

ss. Pre-Refunded Bonds. Pre-Refunded Bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in "Notes."

oVariable rate notes. The interest rate shown is the rate as of November 30, 2005.

SUMMARY OF ABBREVIATIONS:

ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax Connie Lee - Insured by the College Construction Insurance Association
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement
XLCA - Insured by XL Capital Insurance

--------------------------------------------------------------------------------

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group State Tax-Free Income Trust - Delaware Tax-Free Pennsylvania Fund (the "Fund").

SECURITY VALUATION - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. INVESTMENTS
At November 30, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2005, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments                     $560,795,531
                                        ------------
Aggregate unrealized appreciation         34,341,679
Aggregate unrealized depreciation          (886,382)
Net unrealized appreciation            $  33,455,297
                                       -------------
For federal income tax purposes, at February 28, 2005, capital loss carryforwards of $18,678,026 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $9,193,068 expires in 2008, $8,323,306 expires in 2009 and $1,161,652 expires in 2010.

3. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in inverse floating rate securities ("inverse floaters"), a type of derivative tax-exempt obligation with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Such securities are denoted on the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates. Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. At November 30, 2005, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund's Liquidity Procedures. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets.

ITEM 2. CONTROLS AND PROCEDURES.

        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

        There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

        File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                  CERTIFICATION


I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group State Tax Free Income Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



        Jude T. Driscoll
-------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   January 25, 2006

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1. I have reviewed this report on Form N-Q of Delaware Group State Tax Free Income Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:


        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



        Michael P. Bishof
-------------------------------
By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   January 25, 2006

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP STATE TAX FREE INCOME TRUST


        Jude T. Driscoll
-------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   January 25, 2006

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        Jude T. Driscoll
-------------------------------
By:     Jude T. Driscoll
Title:  Chief Executive Officer
Date:   January 25, 2006



        Michael P. Bishof
-------------------------------
By:     Michael P. Bishof
Title:  Chief Financial Officer
Date:   January 25, 2006